JPMorgan SmartRetirement Blend 2055 Fund Average Annual Total Returns - I Shares [Member]	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.92%	11.72%
S&P TARGET DATE 2055 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.06%	10.28%		10.92%
JPM SMARTRETIREMENT BLEND 2055 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.25%	10.20%		10.78%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	20.04%	9.66%		10.26%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.20%	8.82%		9.36%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.09%	7.34%		8.03%